SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 707,379	$ 729,983
Less: accumulated amortization	(219,686)	(206,137)
Intangible assets, net	487,693	523,846
Land Used Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	574,338	602,703
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 133,041	$ 127,280